Operating Costs and Expenses - Schedule of Other Costs and Expenses, Net (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		R$ 504	R$ 396	R$ 394
Leasing and Rentals [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		3	16	6
Advertising [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		14	9	12
Own Consumption [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		23	24	28
Subsidies and Donations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		29	26	27
Paid Concessions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		4	4	4
Insurance [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		22	24	29
Forluz Administrative Running Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		40	36	32
CCEE Annual Charge [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		7	6	5
Collecting Agents [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		72	77	86
Net Loss (Gain) on Deactivation and Disposal of Assets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		210	127	99
Obligations Deriving from Investment Contracts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		3	3	11
Taxes (IPTU, IPVA and other) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		10	8	16
Other and Reversals [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	[1]	R$ 67	R$ 36	R$ 39

[1]	The following expenses were recognized in 2023, posted in Other operational expenses: a regulatory fine of R$11 resulting from an ANEEL inspection in 2019 to check the procedures and criteria adopted by the Company in application of the conditions required by regulations established for Micro- and Mini-Distributed Generation; and financial compensation totaling R$85 for delay in the commercial services arising from alterations in ANEEL Normative Resolution 1000 of December 7, 2021.